UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Innovator ETFs Trust
 (Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Morrison Warren
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
(Name and address of agent for service)

800-621-1675
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

Innovator McKinley Income Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 14.90%
Diversified - 5.07%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,716	$712,611
New Residential Investment Corp.	49,994	823,901
		1,536,512
Health Care - 2.38%
Omega Healthcare Investors, Inc.	9,406	299,769
Physicians Realty Trust	22,512	421,650
		721,419
Hotels - 1.17%
Hospitality Properties Trust	12,977	355,051
Mortgage - 4.29%
Agree Realty Corp.	5,444	272,853
Capstead Mortgage Corp.	27,880	269,600
Invesco Mortgage Capital, Inc.	25,674	435,945
MFA Financial, Inc.	36,353	319,179
		1,297,577
Regional Malls - 1.99%
Washington Prime Group, Inc.	72,138	602,352
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,335,241)		$4,512,911

COMMON STOCKS - 25.32%
Amusement Parks and Arcades - 0.78%
Six Flags Entertainment Corp.	4,325	$236,015
Depository Credit Intermediation - 3.44%
Banco Santander SA - ADR	79,976	520,644
PacWest Bancorp.	11,565	522,160
		1,042,804
Electric Power Generation, Transmission and Distribution - 1.41%
Just Energy Group, Inc.	73,639	425,633
Other Telecommunications - 3.46%
AT&T, Inc.	18,252	683,720
Verizon Communications, Inc.	7,609	365,004
		1,048,724
Petroleum and Coal Products Manufacturing - 3.45%
BP Plc - ADR	13,082	454,338
Royal Dutch Shell Plc - ADR	10,702	590,536
		1,044,874
Pharmaceutical and Medicine Manufacturing - 4.26%
AstraZeneca Plc - ADR	11,343	338,362
GlaxoSmithKline Plc - ADR	11,950	480,748
Merck & Co., Inc.	7,364	470,265
		1,289,375
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.97%
LyondellBasell Industries N.V. - Class A	3,256	294,961
Tobacco Manufacturing - 3.84%
British American Tobacco Plc - ADR	3,032	188,348

Imperial Brands Plc - ADR	6,010	251,519
Vector Group Ltd.	33,482	723,211
		1,163,078
Traveler Accommodation - 0.94%
InterContinental Hotels Group Plc - ADR	5,695	285,889
Waste Treatment and Disposal - 1.27%
Covanta Holding Corp.	26,678	382,829
Wireless Telecommunications Carriers (except Satellite) - 1.50%
Vodafone Group Plc - ADR	15,619	453,420
TOTAL COMMON STOCKS (Cost $7,456,251)		$7,667,602

MASTER LIMITED PARTNERSHIPS - 34.37%
Amusement Parks and Arcades - 3.02%
Cedar Fair L.P.	13,187	$914,914
Gasoline Stations - 2.30%
AmeriGas Partners L.P.	16,047	696,279
Lessors of Real Estate - 2.13%
Icahn Enterprises L.P.	12,604	645,073
Management of Companies and Enterprises - 2.01%
Compass Diversified Holdings, LLC	35,528	607,529
Natural Gas Distribution - 1.55%
Antero Midstream Partners L.P.	13,853	467,816
Oil and Gas Extraction - 1.82%
Enterprise Products Partners L.P.	21,100	550,077
Other Financial Investment Activities - 13.71%
AllianceBernstein Holding L.P.	32,793	768,996
Apollo Global Management, LLC	31,813	939,438
Blackstone Group L.P.	26,456	865,905
KKR & Co. L.P.	45,117	857,674
The Carlyle Group L.P.	34,742	720,896
		4,152,909
Pipeline Transportation of Crude Oil - 5.66%
Energy Transfer Partners L.P.	44,797	851,591
Magellan Midstream Partners L.P.	8,181	551,317
Nustar Energy L.P.	7,714	312,340
		1,715,248
Scientific Research and Development Services - 2.17%
Enviva Partners L.P.	22,559	657,595
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $8,820,219)		$10,407,440

BUSINESS DEVELOPMENT COMPANIES - 18.35%
Closed-end Funds - 18.35%
Ares Capital Corp.	56,577	$908,627
Goldman Sachs BDC, Inc.	26,585	582,211
Golub Capital BDC, Inc.	15,125	281,174
Hercules Capital, Inc.	41,978	512,131
Main Street Capital Corp.	23,095	905,093
Newtek Business Services Corp.	34,567	595,244
OFS Capital Corp.	25,966	337,298
Prospect Capital Corp.	87,783	574,979
Solar Capital Ltd.	40,146	857,920
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $5,105,002)		$5,554,677

EXCHANGE TRADED FUNDS - 1.51%
Other Investment Pools and Funds - 1.51%
Vanguard High Dividend Yield	5,762	$456,812
TOTAL EXCHANGE TRADED FUNDS (Cost $450,156)		$456,812

INVESTMENT COMPANIES - 3.57%
Closed-end Funds - 3.57%
Cohen & Steers Infrastructure Fund, Inc.	24,414	$574,461
Nuveen Floating Rate Income Fund	42,946	506,763
TOTAL INVESTMENT COMPANIES (Cost $1,000,207)		$1,081,224

SHORT TERM INVESTMENTS - 2.77%
Money Market Funds - 2.77%
Fidelity Government Portfolio - Class I, 0.89%(a)	837,410	$837,410
TOTAL SHORT TERM INVESTMENTS (Cost $837,410)		$837,410

Total Investments (Cost $28,004,486) - 100.79%		$30,518,076
Liabilities in Excess of Other Assets - (0.79)%		(237,753)
TOTAL NET ASSETS - 100.00%		$30,280,323

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Innovator IBD 50 ETF
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 2.93%
Diversified - 2.93%
CoreSite Realty Corp.	14,190	$1,685,204
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,611,054)		$1,685,204

COMMON STOCKS - 97.09%
Beverage Manufacturing - 3.91%
Constellation Brands, Inc.	2,809	$562,081
National Beverage Corp.	14,541	1,689,809
		2,251,890
Business Support Services - 3.95%
PayPal Holdings, Inc. (a)	18,275	1,127,202
TransUnion (a)	23,865	1,142,179
		2,269,381
Computer and Peripheral Equipment Manufacturing - 3.45%
Arista Networks, Inc. (a)	11,260	1,983,449
Computer Systems Design and Related Services - 3.53%
Cadence Design Systems, Inc. (a)	7,360	289,174
Control4 Corp. (a)	70,422	1,743,649
		2,032,823
Data Processing, Hosting, and Related Services - 1.45%
Mastercard, Inc.	2,082	277,531
Visa, Inc.	5,372	556,109
		833,640
Deep Sea, Coastal, and Great Lakes Water Transportation - 1.00%
Norwegian Cruise Line Holdings Ltd. (a)	9,671	575,038
Electronic Shopping and Mail-Order Houses - 2.98%
Nutrisystem, Inc.	31,527	1,711,916
Employment Services - 0.99%
Total System Services, Inc.	8,226	568,581
Independent Artists, Writers, and Performers - 2.96%
Electronic Arts, Inc. (a)	14,027	1,704,280
Insurance Carriers - 2.99%
Centene Corp. (a)	12,931	1,148,920
Essent Group Ltd. (a)	7,474	292,084
UnitedHealth Group, Inc.	1,416	281,642
		1,722,646
Medical Equipment and Supplies Manufacturing - 1.97%
Align Technology, Inc. (a)	6,408	1,132,550
Motor Vehicle Body and Trailer Manufacturing - 1.94%
Winnebago Industries, Inc.	30,929	1,118,083
Motor Vehicle Parts Manufacturing - 2.94%
Fox Factory Holding Corp. (a)	42,288	1,691,520
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.99%
Cognex Corp.	15,797	1,721,399

Other Amusement and Recreation Industries - 1.00%
Planet Fitness, Inc.	22,591	573,134
Other Financial Investment Activities - 0.49%
MSCI, Inc.	2,464	282,399
Other Information Services - 9.11%
Alibaba Group Holding Ltd. - ADR (a)	11,655	2,001,630
Facebook, Inc. (a)	6,634	1,140,849
YY, Inc. - ADR (a)	28,066	2,097,091
		5,239,570
Other Miscellaneous Store Retailers - 3.39%
Stamps.com, Inc. (a)	10,183	1,947,499
Other Professional, Scientific, and Technical Services - 1.02%
RealPage, Inc. (a)	13,567	584,738
Other Schools and Instruction - 5.55%
New Oriental Education & Technology Group, Inc. - ADR (a)	14,237	1,163,875
TAL Education Group - ADR	66,688	2,029,316
		3,193,191
Other Telecommunications - 3.40%
Autohome, Inc. - ADR (a)	30,463	1,957,857
Pharmaceutical and Medicine Manufacturing - 1.01%
Celgene Corp. (a)	2,104	292,309
Regeneron Pharmaceuticals, Inc. (a)	581	288,699
		581,008
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 3.02%
Paycom Software, Inc. (a)	23,250	1,734,683
Scientific Research and Development Services - 0.98%
PRA Health Sciences, Inc. (a)	7,283	563,704
Securities and Commodity Exchanges - 1.95%
CBOE Holdings, Inc.	11,111	1,120,989
Semiconductor and Other Electronic Component Manufacturing - 17.52%
Advanced Energy Industries, Inc. (a)	7,756	570,376
Applied Materials, Inc.	25,336	1,143,160
KEMET Corp. (a)	76,965	1,840,233
Lam Research Corp.	12,020	1,995,080
Microchip Technology, Inc.	3,325	288,610
NVIDIA Corp.	11,846	2,007,186
Universal Display Corp.	17,562	2,232,130
		10,076,775
Software Publishers - 2.97%
Adobe Systems, Inc. (a)	3,664	568,506
LogMeIn, Inc.	2,482	283,941
Medidata Solutions, Inc. (a)	3,820	286,347
Red Hat, Inc. (a)	5,283	567,923
		1,706,717
Sound Recording Industries - 3.02%
SINA Corp. (a)	17,053	1,736,507
Specialty Food Stores - 2.02%
GrubHub, Inc. (a)	20,381	1,163,551
Traveler Accommodation - 3.59%
China Lodging Group Ltd. - ADR (a)	18,209	2,066,904
TOTAL COMMON STOCKS (Cost $47,168,715)		$55,846,422

SHORT TERM INVESTMENTS - 0.15%
Money Market Funds - 0.15%
Fidelity Government Portfolio - Class I, 0.89%(b)	88,324	$88,324
TOTAL SHORT TERM INVESTMENTS (Cost $88,324)		$88,324

Total Investments (Cost $48,868,093) - 100.17%		$57,619,950
Liabilities in Excess of Other Assets - (0.17)%		(100,068)
TOTAL NET ASSETS - 100.00%		$57,519,882

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Innovator ETFs Trust
Notes to Schedule of Investments
August 31, 2017 (Unaudited)

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for debt securities, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Innovator ETFs Trust (the “Trust”) pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Open-ended mutual funds are valued at that day’s Net Asset Value (“NAV”). Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value. The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from Funds’ investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received that are classified as return of capital reduce the cost basis of that security on the schedule of investments.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. The Funds reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Innovator McKinley Income Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$4,512,911	$-	$-	$4,512,911
Common Stocks	7,667,602	-	-	7,667,602
Master Limited Partnerships	10,407,440	-	-	10,404,440
Business Development Companies	5,554,677	-	-	5,554,677
Exchange Traded Funds	456,812			456,812
Investment Companies	1,081,224			1,081,224
Short Term Investments	837,410	-	-	837,410
Total Investments in Securities	$30,518,076	$-	$-	$30,518,076

Innovator IBD 50 ETF
	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$1,685,204			$1,685,204
Common Stocks	55,846,422	$-	$-	55,846,422
Short Term Investments	88,324	-	-	88,324
Total Investments in Securities	$57,619,950	$-	$-	$57,619,950

See the Schedule of Investments for the investments detailed by industry classification.

2)  Federal Tax Information

The cost basis of investments for federal income tax purposes August 31, 2017 was as follows:1

	Innovator McKinley Income Fund	Innovator IBD 50 ETF

Cost of Investments	$28,004,486	$48,868,093

Gross unrealized appreciation	3,121,177	8,755,020
Gross unrealized depreciation	(607,587)	(3,163)
Net unrealized appreciation / (depreciation)	$2,513,590	$8,751,857

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

3)  Subsequent Event

On October 16, 2017 the Board of the Trust approved a change in fiscal year end for IMIFX-IMIIX.  For the current fiscal year and years going forward, the fiscal year end is October 31.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Innovator ETFs Trust

By (Signature and Title)  /s/ Bruce Bond
   Bruce Bond, Principal Executive Officer

Date   October 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Bruce Bond
   Bruce Bond, Principal Executive Officer

Date   October 9, 2017

By (Signature and Title)* /s/ John Southard
John Southard, Principal Financial Officer

Date   October 5, 2017

* Print the name and title of each signing officer under his or her signature.